Stockholders' Equity - Schedule Of Activity Related To Performance Based Options And Performance Based Restricted Stock Units (Detail)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Performance Restricted Stock Units [Line Items]
Non-vested, Beginning Balance		7,356,508
Granted		375,000
Vested		3,176,993
Canceled		(132,343)
Non-vested, Ending Balance	2,700,000	4,422,172
Performance Based Options [Member]
Performance Restricted Stock Units [Line Items]
Non-vested, Beginning Balance	856,000	936,000
Granted
Vested
Canceled	(168,000)	(80,000)
Non-vested, Ending Balance	688,000	856,000
Performance Based Restricted Stock Units [Member]
Performance Restricted Stock Units [Line Items]
Non-vested, Beginning Balance	7,929,375	7,520,000
Granted	6,250,000	1,100,000
Vested
Canceled	(2,141,093)	(690,625)
Non-vested, Ending Balance	12,038,282	7,929,375